Available-For-Sale And Held-To-Maturity Securities (Schedule Of Amortized Cost And Fair Values Of The Available For Sale Securities And Held To Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		$ 3,777,458	$ 3,190,090
Available for sale securities, unrealized gains	[1]	16,839	11,634
Available-for-sale Securities, Gross unrealized losses	[1]	(20,789)	(20,411)
Available-for-sale securities		3,773,508	3,181,313
Held-to-maturity Securities, Amortized cost	[2]	3,698,098	3,038,405
Held-to-maturity Securities, Gross unrealized gains	[2]	30,487	22,595
Held-to-maturity Securities, Gross unrealized losses	[2]	(18,107)	(20,446)
Held-to-maturity securities, Estimated fair value	[2]	3,710,478	3,040,554
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		5,022	4,213
Available for sale securities, unrealized gains	[1]		2
Available-for-sale Securities, Gross unrealized losses	[1]	(39)	(18)
Available-for-sale securities		4,983	4,197
State And Municipal Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		74,691	76,066
Available-for-sale Securities, Gross unrealized losses	[1]	(4,132)	(3,576)
Available-for-sale securities		70,559	72,490
Corporate Fixed Income Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		1,213,262	830,695
Available for sale securities, unrealized gains	[1]	3,832	1,418
Available-for-sale Securities, Gross unrealized losses	[1]	(5,652)	(8,602)
Available-for-sale securities		1,211,442	823,511
Held-to-maturity Securities, Amortized cost	[2]	40,011	40,078
Held-to-maturity Securities, Gross unrealized gains	[2]	27	30
Held-to-maturity Securities, Gross unrealized losses	[2]	(37)
Held-to-maturity securities, Estimated fair value	[2]	40,001	40,108
Asset-Backed Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		2,098,958	1,858,929
Available for sale securities, unrealized gains	[1]	12,877	9,857
Available-for-sale Securities, Gross unrealized losses	[1]	(4,897)	(1,068)
Available-for-sale securities		2,106,938	1,867,718
Held-to-maturity Securities, Amortized cost	[2]	2,264,283	1,370,300
Held-to-maturity Securities, Gross unrealized gains	[2]	15,526	6,242
Held-to-maturity Securities, Gross unrealized losses	[2]	(1,862)	(3,396)
Held-to-maturity securities, Estimated fair value	[2]	2,277,947	1,373,146
Mortgage Backed Securities [Member] | Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		308,409	340,738
Available for sale securities, unrealized gains	[1]	102	298
Available-for-sale Securities, Gross unrealized losses	[1]	(2,981)	(2,304)
Available-for-sale securities		305,530	338,732
Held-to-maturity Securities, Amortized cost	[2]	1,334,833	1,567,758
Held-to-maturity Securities, Gross unrealized gains	[2]	13,621	14,537
Held-to-maturity Securities, Gross unrealized losses	[2]	(16,208)	(17,037)
Held-to-maturity securities, Estimated fair value	[2]	1,332,246	1,565,258
Mortgage Backed Securities [Member] | Commercial [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		75,548	77,417
Available for sale securities, unrealized gains	[1]	28	59
Available-for-sale Securities, Gross unrealized losses	[1]	(3,088)	(4,703)
Available-for-sale securities		72,488	72,773
Held-to-maturity Securities, Amortized cost	[2]	58,971	59,581
Held-to-maturity Securities, Gross unrealized gains	[2]	1,313	1,786
Held-to-maturity securities, Estimated fair value	[2]	60,284	61,367
Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized cost		1,568	2,032
Available-for-sale Securities, Gross unrealized losses	[1]		(140)
Available-for-sale securities		$ 1,568	1,892
Held-to-maturity Securities, Amortized cost	[2]		688
Held-to-maturity Securities, Gross unrealized losses	[2]		(13)
Held-to-maturity securities, Estimated fair value	[2]		$ 675

[1]	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.